As filed with the Securities and Exchange Commission on July 14, 1998

                        File Nos. 333-53837 and 811-08793

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.1

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 1

                             The Winter Harbor Fund
                               511 Congress Street
                              Portland, Maine 04101
                                 (207) 774-7455

                              Max Berueffy, Esquire
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Wayne E. Tumlin, Esquire
                            Gregory S. Fryer, Esquire
                              Verrill & Dana L.L.P.
                               One Portland Square
                           Portland, Maine 04112-0586

     Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

                                     PART A


Form N-1A                                                        Location in Prospectus
Item No.                                                         ----------------------
--------

Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Fund Expenses

Item 3.             Condensed Financial Information              Financial Highlights

Item 4.             General Description of Registrant            Investment Objectives; Investment Policies;
                                                                 Investment Risks; Investment Limitations; Size
                                                                 Limitations; General Information

Item 5.             Management of the Fund                       Management of the Trust; General Information

Item 5A.            Management's Discussion of Fund Performance  Investment Performance

Item 6.             Capital Stock and Other Securities           General Information; Dividends, Distributions and
                                                                 Taxes; Important Account Information; Redeeming
                                                                 Your Shares; Transferring Ownership; Other
                                                                 Services

Item 7.             Purchase of Securities Being Offered         Investment Policies

Item 8.             Redemption or Repurchase                     Redeeming Your Shares

Item 9.             Pending Legal Proceedings                    n/a

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

                                     PART B


Form N-1A                                                        Location in Statement of Additional Information
Item No.                                                         -----------------------------------------------
-------

Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Table of Contents

Item 12.            General Information and History              General Information

Item 13.            Investment Objectives and Other Policies     Investment Policies and Limitations; Risk Factors
                                                                 and Special Considerations

Item 14.            Management of the Fund                       Management of the Trust

Item 15.            Control Persons and Principal Holders of     Management of the Trust; Principal Holders of
                    Securities                                   Shares

Item 16.            Investment Advisory and Other Services       Management of the Trust; Investment Advisory
                                                                 Services; Custodian; Independent Accountants

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Description of the Trust

Item 19.            Purchase, Redemption and Pricing of          Pricing of Shares Being Offered; Redemptions in
                    Securities Being Offered                     Kind

Item 20.            Tax Status                                   Taxation

Item 21.            Underwriters                                 n/a

Item 22.            Calculation of Performance Data              Performance Data

Item 23.            Financial Statements                         Incorporated by reference from the Fund's
                                                                 Annual Report Dated December 31, 1997.

PROSPECTUS
May XX, 1998

The REvest Value Fund
A No-Load Mutual Fund Managed in Maine

Managed by Ebright Investments, Inc.(formerly Royce, Ebright & Associates, Inc.)

A Series of The Winter Harbor Fund

The REvest Value Fund
Prospectus -- [date]
---------------------------------------------------------------------------
NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-277-5573
---------------------------------------------------------------------------
SHAREHOLDER SERVICES -- 1-877-4REVEST (877-473-8378)
---------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES


The REvest Value Fund (the "Fund") primarily seeks long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities. Prospective portfolio investments are selected on a value basis and are primarily limited to small and medium-sized companies viewed by the Fund's investment adviser as having attractive financial characteristics and/or "vitality factors". Vitality factors are those factors (e.g., an active acquisition program, stock buy-back program and/or cost reduction program) that should, in the investment adviser's judgment, allow a company to build future, incremental value for shareholders. There can be no assurance that the Fund will achieve its objectives.


The Fund is a no-load series of The Winter Harbor Fund (the "Trust"), a diversified open-end management investment company. The Trust is currently offering shares of only one series. The Fund's predecessor, The REvest Growth & Income Fund, was a series of The Royce Fund.


----------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

This Prospectus sets forth concisely the information that you should know about the Fund before you invest. It should be retained for future reference. A "Statement of Additional Information" ("SAI"), containing further information about the Fund and the Trust, has been filed with the Securities and Exchange Commission. The SAI is dated May XX, 1998 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor Information.


----------------------------------------------------------------------------

TABLE OF CONTENTS                        Page
Fund Expenses                            Open Item
Financial  Highlights                    Open Item

Investment  Performance                  Open Item
Investment  Objectives                   Open Item
Investment Policies                      Open Item
Investment  Risks                        Open Item
Investment  Limitations                  Open Item
Management of the Trust                  Open Item
Size Limitations                         Open Item
General Information                      Open Item
Dividends, Distributions and Taxes       Open Item
Net Asset Value Per Share                Open Item
SHAREHOLDER  GUIDE                       Open Item
Opening an Account and Purchasing Shares Open Item
Choosing a Distribution Option           Open Item
Important Account Information            Open Item
Redeeming  Your  Shares                  Open Item
Exchange  Privilege                      Open Item
Transferring Ownership                   Open Item
Other Services                           Open Item
----------------------------------------------------------------------------

The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.
----------------------------------------------------------------------------

A Series of The Winter Harbor Fund


FUND EXPENSES

The Fund is no-load and has no 12b-1 fees.

The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases                               None
Sales Load Imposed on Reinvested Dividends                    None
Redemption Fee:
         1 Year or More After Initial Purchase                None
Early Redemption Fee:
         Less Than 1 Year After Initial Purchase              1.00%

Annual Fund Operating Expenses
         Management Fees                                      1.00%
         Other Expenses                                        .26%
                                                              ------
         Total Operating Expenses                             1.26%

-------------------


         The amounts of expenses and fees are those incurred during the Fund's most recent fiscal year ended December 31, 1997. The adviser has agreed to limit the Fund's expense ratio to 1.30% through December 31, 1999. The adviser and sub-adviser have agreed to waive fees, in equal amounts, in order to maintain this expense ratio. For a further discussion of these fees, see "Management of the Trust".

         The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund.

         The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

         1 Year            3 Years          5 Years           10 Years
         $13               $40              $69               $152

         THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

----------------------------------------------

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)


         The Fund is the successor to The REvest Growth & Income Fund. The following financial highlights are part of The REvest Growth & Income Fund's financial statements, which have been audited by PricewaterhouseCoopers L.L.P. (formerly known as Coopers & Lybrand L.L.P.), independent accountants. Such financial statements, accompanying notes and PricewaterhouseCoopers' reports on them are included in The REvest Growth & Income Fund's Annual Report to Shareholders for 1997 and are incorporated by reference into the Statement of Additional Information and this Prospectus. Further information about the fund's performance is contained elsewhere in this Prospectus and in The REvest Growth & Income Fund's Annual Report to Shareholders for 1997, which may be obtained without charge by calling Investor Information.

                                            YEAR              YEAR              YEAR             8/1/94
                                            ENDED             ENDED             ENDED            TO
                                            12/31/97          12/31/96          12/31/95         12/31/94
                                            --------          --------          --------         --------
Net Asset Value, Beginning of Period        $12.21            $10.73            $9.66            $10.00
   INVESTMENT OPERATIONS:
   Net investment income                    0.21              0.21              0.18             0.04
   Net realized and unrealized gain (loss)
   on investments                           2.64              2.16              1.38             (0.33)
     Total from Investment Operations       2.85              2.37              1.56             (0.29)
   DIVIDENDS AND DISTRIBUTIONS:
   Net investment income                    (0.19)            (0.21)            (0.17)           (0.05)
   Net realized gain on investments         (1.87)            (0.68)            (0.32)           -------
     Total Dividends and Distributions      (2.06)            (0.89)            (0.49)           (0.05)
NET ASSET VALUE, END OF PERIOD              $13.00            $12.21            $10.73           $9.66
TOTAL RETURN:                               23.5%             22.3%             16.2%            (2.9%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)           $38,886           $42,099           $35,804          $21,676
Ratio of Expenses to
Average Net Assets (a)                      1.26%             1.29%             1.30%            1.42%*
Ratio of Net Investment Income
to Average Net Assets (a)                   1.60%             1.78%             1.73%            1.45%*
Portfolio Turnover Rate                     54%               64%               53%              5%
Average Commission Rate Paid+               $0.0594           $0.0580           -------          -------
-------------------

* Annualized.

(a) The ratio of expenses to average net assets before waiver of fees by the investment adviser for the Fund would have been 1.78% for the period ended December 31, 1994.

+ For fiscal years beginning in 1996, The REvest Growth & Income Fund is required to disclose its average commission rate paid per share for purchases and sales of investments.
----------------------------------------------

INVESTMENT PERFORMANCE

         Total return is the change in value over a given period for a continuous shareholder, assuming reinvestment of dividends and capital gains distributions.

         From time to time, the Fund may include in communications to current or prospective shareholders figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in the Fund from the beginning to the end of the stated period and assumes redemption at the end of the period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in the Fund from the beginning until the end of the stated period.


         Total returns are historical measures of past performance and are not intended to indicate future performance. Both rates of return assume the reinvestment of all net investment income dividends and capital gains distributions. The figures below are those of the Fund's predecessor, The REvest Growth & Income Fund. These figures are used since The REvest Growth & Income Fund's investment objectives and investment policies, strategies and risks are substantially identical to those of the Fund. The figures do not reflect the Fund's early redemption fee because it applies only to redemptions in accounts open for less than one year. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


         The average annual total returns for the Fund (formerly The REvest Growth & Income Fund), the S&P 500 and the Russell 2000 for the periods indicated below were:

                                            YEAR              3-YEARS                   8/1/94*
                                            ENDED             ENDED                     TO
                                            12/31/97          12/31/97                  12/31/97
                                            ---------         --------                  --------
REvest average annual total return          23.5%             20.6%                     16.9%
S&P 5001 average annual total return        33.4%             31.3%                     27.5%
Russell 20002 average annual total return   22.4%             22.3%                     20.5%

1The S&P 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

2The Russell 2000 Index, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return based on price appreciation or depreciation and includes dividends.

* Commencement of Operations - August 1, 1994
----------------------------------------------

INVESTMENT OBJECTIVES


         The Fund primarily seeks long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities. Prospective portfolio investments are selected on a value basis and are primarily limited to small and medium-sized companies
viewed  by  the  Fund's  investment  adviser  as  having  attractive   financial
characteristics and/or "vitality factors". Vitality factors are those factors (e.g., an active acquisition program, stock buy-back program and/or cost reduction program) that should, in the investment adviser's judgment, allow a company to build future, incremental value for shareholders. Since certain risks are inherent in owning any security, there can be no assurance that the Fund will achieve its objectives.


         The investment objectives of primarily long-term growth and secondarily current income are fundamental and may not be changed without the approval of a majority of the Fund's voting shares, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

----------------------------------------------

INVESTMENT POLICIES

         THE FUND INVESTS ON A "VALUE" BASIS


         Ebright Investments, Inc. (formerly named Royce, Ebright & Associates, Inc.), the Fund's investment adviser, uses a "value" method in managing the Fund's assets. In its selection process, Ebright Investments, Inc. ("EII") considers a company's cash flows, its balance sheet quality, an understanding of various internal returns indicative of profitability and its growth prospects in trying to relate such factors to the price of a given security. With regard to each portfolio security in which the Fund invests, EII seeks to identify a "valuation discrepancy" between the security's then current market price and its "business worth," that is, what a knowledgeable buyer would pay for the entire company, based on an appraisal of its financial characteristics and/or growth prospects.

         After this appraisal of value process is completed, EII then, in addition, seeks to identify and evaluate "vitality factors", which are those characteristics of a portfolio company that should result in the building of future value for shareholders. Examples of such "vitality factors" include research and development efforts, new products, new market development efforts, the redeployment of underutilized assets, an active acquisition program, stock buy-back program, cost reduction program and investments in new technologies or processes.


         The portfolio, therefore, is a collection of securities that EII believes have all been purchased at a discount to their real "business worth" and possess, in addition, "vitality factors" that should allow them to build future incremental value for shareholders. EII believes that profits can come both from the continued success and growth of each portfolio company as well as the eventual elimination of each security's valuation discrepancy.

         THE FUND INVESTS PRIMARILY IN SMALL AND MEDIUM-SIZED COMPANIES.

         EII believes that there are many high quality companies in the "small-cap" and "mid-cap" sectors that have above average growth prospects but are not widely followed or understood by investors. EII seeks to identify and invest in such companies when their securities can be purchased at appropriate discounts to EII's assessment of their "business worth".


         In accordance with its objectives of seeking primarily long-term growth (realized and unrealized) and secondarily current income, the Fund will normally invest at least 90% of its assets in common stocks, convertible preferred stocks and convertible bonds. At least 80% of these allowable securities will be income-producing, and at least 80% of allowable securities will be issued by companies with stock market capitalizations between $200 million and $2 billion at the time of investment. The Fund will normally have a weighted average market capitalization size in excess of $500 million. The remainder of the Fund's assets may be invested in securities with lower or higher market capitalizations, non-dividend paying common stocks and non-convertible fixed income securities. The securities in which the Fund invests may be traded on securities exchanges or in the over-the-counter market. While most of the Fund's securities will be income-producing, the composite yield of the Fund's securities may be either higher or lower than the composite yield of the stocks in the S&P 500 Index.


----------------------------------------------

INVESTMENT RISKS

         THE FUND IS SUBJECT TO CERTAIN INVESTMENT RISKS.


         As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, the Fund is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Fund may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, EII's investment method requires a long-term investment horizon. The Fund should not be used by "market timers".


----------------------------------------------

INVESTMENT LIMITATIONS


         The Fund has adopted a number of fundamental investment policies, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These policies are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

         (1) with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (excluding obligations of the U.S. Government), or acquire more than 10% of the outstanding voting securities of any one issuer;

         (2) invest more than 25% of its assets in any one industry; or

         (3) invest in companies for the purpose of exercising control of management.

OTHER INVESTMENT PRACTICES:

         In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.

SHORT-TERM FIXED INCOME SECURITIES:

         The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary defensive investment policy, its investment objectives may not be achieved.

FOREIGN SECURITIES

         The Fund may invest up to 5% of its net assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

LOWER-RATED DEBT SECURITIES

         The  Fund  may  also  invest  no  more  than 5% of its  net  assets  in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Fund does not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corporation or, if unrated, determined to be of comparable quality.

Portfolio Turnover


         Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held. For the years ended December 31, 1997, 1996 and 1995, The REvest Growth & Income Fund experienced portfolio turnover rates of 54%, 64% and 53%, respectively. Higher portfolio turnover rates would increase the Fund's transaction costs, including brokerage commissions.

----------------------------------------------

MANAGEMENT OF THE TRUST

Investment Adviser


         The Trust's business and affairs are managed under the direction of its Board of Trustees. Ebright Investments, Inc. ("EII"), the Fund's investment adviser, is responsible for the management of the Fund's portfolio of investments, subject to the authority of the Board of Trustees. EII, located at 511 Congress Street, Portland, Maine, is an independent investment advisory firm, founded in 1994 and registered as an investment adviser with the Securities and Exchange Commission. EII was formerly known as Royce, Ebright & Associates, Inc. EII was the investment adviser to The REvest Growth & Income Fund, which commenced operations as a series of The Royce Fund on August 1, 1994. On {OPEN ITEM}, 1998, The REvest Growth & Income Fund ceased to be a series of The Royce Fund and was reorganized into the Fund as the sole series of the Trust. This reorganization consisted of the transfer of all of the assets of The REvest Growth & Income Fund to the Fund in exchange solely for shares of beneficial interest of the Fund, the assumption by the Fund of all of the liabilities of The REvest Growth & Income Fund, and the distribution of shares of the Fund to shareholders of The REvest Growth & Income Fund upon liquidation of The REvest Growth & Income Fund.


     The Fund's portfolio is managed by Jennifer E. Goff, President of EII. She has been a director and a shareholder of EII since its inception. Jennifer succeeded her father, Thomas R. Ebright, as President when Mr. Ebright passed away in 1997. Prior to assuming the office of President, Ms. Goff was Vice President and Assistant Portfolio Manager. During the last five years, Ms. Goff has worked full-time as a security analyst at Royce & Associates, Inc. (formerly Quest Advisory Corp.) and completed her graduate studies in Finance at Columbia University (M.B.A. `96). While Ms. Goff is responsible for EII's investment management activities, EII has entered into a sub-advisory agreement with Gouws Capital Management, Inc. to share resources in growing and managing the Fund.

         As compensation for its services to the Fund, EII is entitled to receive advisory fees equal to 1.00% per annum of the first $50 million of the Fund's average net assets and 0.75% per annum of any additional average net assets over $50 million. These fees are payable monthly from the assets of the Fund. For 1997, the fees paid to EII by The REvest Growth & Income Fund were 1.00% of its average net assets.

Investment Sub-adviser

         EII has retained Gouws Capital Management, Inc. ("GCMI") to provide investment sub-advisory and marketing support services to the Fund. GCMI, located at 511 Congress Street, Portland, Maine, is an independent investment advisory firm, founded in 1984 and registered as an investment adviser with the Securities and Exchange Commission. GCMI's principal and President, Johann H. Gouws, is not engaged in any other business or profession other than his involvement in establishing Acadia Trust, N.A. ("AT"), an affiliated trust company. GCMI provides investment advisory services to AT, who acts as a custodian for GCMI's approximately $1 billion in client assets. GCMI has a value orientation and emphasizes in-depth fundamental analysis and company visitation similar to EII.

         Although EII alone will determine the investments that will be purchased, retained or sold by the Fund, GCMI will assist EII in such determinations. GCMI will also, at the direction of EII, be responsible for placing purchase and sell orders for investments with broker-dealers, and for other related transactions. GCMI has agreed to provide services in accordance with the Fund's investment objectives, policies and restrictions.

     Directly assisting EII with the portfolio management of the Fund will be Jan F. Macleod, a Vice President and Director of Research for GCMI. Prior to joining GCMI in 1996, Ms. Macleod was with Ram Trust Services in Portland, Maine. Ms. Macleod received her M.B.A. from the University of Chicago in Chicago, Illinois. Gregg A. Marston will also directly assist EII. Mr. Marston is a Senior Vice President for GCMI and the sole manager of GCMI's Small Cap Value common trust. Mr. Marston received his B.S. from the University of Vermont in Burlington, Vermont.


         As compensation for its services to the Fund, GCMI is entitled to receive sub-advisory fees from EII equal to one-half the net profit (net profit shall mean the advisory fee paid to EII minus all of EII's expenses, including Ms. Goff's salary and benefits, and the preferential distribution). GCMI is also entitled to a preferential distribution equal to Ms. Goff's salary and benefits. Concurrent with the reorganization of the Fund and as compensation for their part in AT's paying half the expenses incurred in the reorganization, two of the principals of AT, Johann H. Gouws and Richard E. Curran, Jr. will receive forty-eight percent (48%) of the outstanding voting common stock of EII. Ms. Goff and her sister, Ellen E. Carlton, will own the remaining fifty-two percent (52%) of the outstanding voting common stock of EII.


Administrator

         Countrywide Fund Services, Inc. ("Countrywide") located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as administrator to the Fund. Countrywide is a wholly-owned indirect subsidiary of Countrywide Credit
Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. As compensation, the Trust shall pay Countrywide a monthly fee at the annual rate of .09% of the Fund's average daily net assets up to $100 million; .075% of such assets from $100 million to $200 million; and .05% of such assets in excess of $200 million. However, Countrywide shall be paid at least $2,000 per month for its services for each series of the Fund.

Distribution

         CW Fund Distributors, Inc. ("CW Fund") located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, acts as distributor of the Fund's shares. EII may pay, to unaffiliated broker-dealers, financial institutions or other service providers who introduce investors to the Fund and/or provide certain administrative services to those of their customers who are Fund shareholders, up to .25% of the assets invested in the Fund by their customers. Compensation paid in connection with such programs may include payments from the Fund for certain shareholder-related services being provided to the Fund. When shares of the Fund are purchased in this way, the service provider, rather than its customer, may be the shareholder of record of the Fund's shares. Investors should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered.

Brokerage Allocation


         EII selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may have orders placed with brokers who provide brokerage and research services to EII. EII and GCMI are authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for the same transaction.


Custodian

         The custodian for the securities, cash and other assets of the Fund is Star Bank, N.A.

----------------------------------------------

YEAR 2000 DISCLOSURE

     Like other mutual funds, financial and other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by EII and other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. EII and the administrator are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid adverse impact on the Fund from this problem.
----------------------------------------------

SIZE LIMITATIONS

     If the Fund's assets total $350 million or more on December 31 of any year, then the Fund will, commencing on March 1 of the next year, cease selling shares to any new investors and will not resume selling its shares to new investors unless and until its assets total $250 million or less on the last day of any subsequent calendar quarter, in which case it may resume sales to new investors on the first day of the next calendar quarter and continue them subject to the $350 million limitation. Shareholders at the time of closure will be able to purchase new shares after the Fund has closed.

----------------------------------------------

GENERAL INFORMATION

         The Winter Harbor Fund (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission as an open-end, diversified management investment company. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

         Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


----------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Fund pays dividends from net investment income quarterly and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

         Shareholders will receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends-received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations. Distributions paid from long-term capital gains of the Fund are treated as long-term capital gains, regardless of how long the shareholder has held Fund shares.

         If a shareholder disposes of shares held for six months or less at a loss, such loss will be treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

         The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

         At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application Form their proper Social Security or Taxpayer Identification Number and certifying that they are not subject to backup withholding.

         The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes an additional description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

----------------------------------------------

NET ASSET VALUE PER SHARE

         Net  asset  value  per  share  (NAV) is  determined  as of the close of regular  trading on the New York Stock  Exchange  (normally  4:00 p.m.,  Eastern
Time) on each day it is open for business. The New York Stock Exchange is normally closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent. The net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund.

     In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.
----------------------------------------------

SHAREHOLDER GUIDE

OPENING AN ACCOUNT AND PURCHASING SHARES

         The Fund's shares are offered on a no-load basis. To open a new account, other than an IRA or 403(b)(7) account, either by mail, by wire or through broker-dealers, simply complete and return the Account Application. Separate forms must be used for opening IRA's or 403(b)(7) accounts; please call Investor Information at 1-800-277-5573 if you need these forms. Please indicate the amount you wish to invest. Your initial purchase must be at least $2,000 except for IRA's and accounts establishing an Automatic Investment Plan, which have $500 minimums. If you need assistance with the Account Application Form or have any questions about the Fund, please call Investor Information at 1-800-277-5573.

         Subsequent investments may be made by mail, wire, or Automatic Investment (a system of electronic funds transfer from your bank account), or Direct Deposit.
-------------------

Purchasing By Mail:

Complete and sign the enclosed Account Application Form

NEW ACCOUNT

Please include the amount of your initial investment on the Application Form, make your check payable to "The REvest Value Fund", and mail to:
The REvest Value Fund
P.O. Box 5354
Cincinnati, OH 45201-5354

For express or registered mail, send to:
The REvest Value Fund
312 Walnut Street

21st Floor
Cincinnati, OH 45202

ADDITIONAL INVESTMENTS TO EXISTING ACCOUNTS

         Additional investments should include the Invest-by-Mail remittance form attached to your Fund confirmation statements. Please make your check payable to "The REvest Value Fund", write your account number on your check and, using the return envelope provided, mail to the address indicated on the Invest-by-Mail form.

         All written requests should be mailed to one of the addresses indicated for new accounts.

-------------------

Purchasing By Wire:

Before wiring: Please contact Shareholder Services at 1-877-4REVEST for wiring instructions. To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number or account number. If you are opening a new account, you must call Shareholder Services, complete the Account Application Form and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian are open for business.

------------------

Purchasing By Automatic Investment:

         The Automatic Investment Plan allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Winter Harbor Fund account on the 15th or last day of the month. To establish the Automatic Investment Plan, please provide the appropriate information on the Account Application Form and ATTACH A VOIDED CHECK.

Purchasing By Direct Deposit

         The Payroll Direct Deposit Plan and Government Direct Deposit Plan let you have investments ($50 minimum) made from your net payroll or government check into your existing Winter Harbor Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

         To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form, which may be obtained from Investor Information by calling 1-800-277-5573.

----------------------------------------------

CHOOSING A DISTRIBUTION OPTION

You may select one of three distribution options:

1. Automatic Reinvestment Option: Both net investment income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

2. Cash Dividend Option: Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

3. All Cash Option: Both dividends and capital gains distributions will be paid in cash.

You may change your option by calling Shareholder Services at 1-877-4REVEST.

----------------------------------------------

IMPORTANT ACCOUNT INFORMATION

         The easiest way to establish optional services on your account is to select the options you desire when you complete your Account Application Form. If you want to add shareholder options later, you may need to provide additional information and a signature guarantee. Please call Shareholder Services at 1-877-4REVEST for further assistance.

Signature Guarantees

         For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Broker/Dealer Purchases

         If you purchase Fund shares through a registered broker-dealer or investment adviser, the broker-dealer or adviser may charge a service fee.

Telephone Transactions

         Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The transfer agent uses certain procedures to confirm that telephone instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.

Nonpayment

         If your check or wire does not clear, the transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for Purchases


         Your trade date is the date on which share purchases are credited to your account. If your purchase is made by check or Federal Funds wire and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.

         In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

         The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.

----------------------------------------------

REDEEMING YOUR SHARES

         You may redeem any portion of your account at any time. You may request a redemption in writing or by telephone. Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.

-------------------

Redeeming By Mail

         Requests should be mailed to: The REvest Value Fund, P.O. Box 5354, Cincinnati, OH 45201-5354. (For express or registered mail, send your request to: The REvest Value Fund, 312 Walnut Street, 21st Floor, Cincinnati, OH 45202). The redemption price of shares will be their net asset value next determined after the Transfer Agent has received all required documents in Good Order.

Definition of Good Order

Good Order means that the request includes the following:

1. The account number and Fund name.

2. The amount of the transaction (specified in dollars or shares).

3. Signatures of all owners exactly as they are registered on the account.

4. Signature guarantees if either the value of the shares being redeemed exceeds $25,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.

5. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

         If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-877-4REVEST.

Redeeming by Telephone

         Shareholders who have not established Automatic Withdrawal may redeem up to $25,000 of their Fund shares by telephone, provided the proceeds are mailed to their address of record. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-877-4REVEST. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt. Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record. See also "Important Account Information
- Telephone Transactions".

Redeeming By Automatic Withdrawal

         If you select the Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option.

Redeeming By Wire

         The Wire Redemption option lets you redeem up to $25,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Wire Redemptions on the Account Application Form or call Shareholder Services at 1-877-4REVEST for further assistance. There may be a charge from the Transfer Agent and/or your bank for this service.

Important Redemption Information

         If you are redeeming shares recently purchased by check or Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

         If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the Transfer Agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

         The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

         Although redemptions have always been made in cash, the Fund may redeem in kind under certain circumstances.

Early Redemption Fee

         In order to discourage short-term trading, an early redemption fee of 1% of the net asset value of the shares being redeemed is imposed if a shareholder redeems shares of the Fund less than one year after becoming a shareholder. The fee is payable to the Fund out of the redemption proceeds otherwise payable to the shareholder and is used to offset the costs associated with redemptions. No redemption fee will be payable by shareholders who are (1) employees or representatives of the Trust or EII or members of their immediate families or employee benefit plans for them, (2) participants in the Automatic Withdrawal Plan, (3) certain Trust-approved Group Investment Plans and charitable organizations, or (4) omnibus and other similar account customers of certain Trust-approved broker-dealers and other institutions.

Minimum Account Balance Requirement

         Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem shares in any Fund account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.

TRANSFERRING OWNERSHIP

         You may transfer the ownership of any of your Fund shares to another person by writing to: Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, OH 45201-5354. The request must be in Good Order (see "Redeeming Your Shares - Definition of Good Order"). Before mailing your request, please contact Shareholder Services (1-877-4REVEST) for full instructions.

OTHER SERVICES

         For more information about any of these services, please call Investor Information at 1-800-277-5573.

Statements and Reports

         A statement will be sent to you each time you have a transaction in your account and quarterly. Financial reports will be mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.

Tax-Sheltered Retirement Plans

         Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts (IRA's) for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

         These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-800-277-5573.

The Winter Harbor Fund
511 Congress Street
Portland, Maine 04101

Investment Adviser:
-------------------
Ebright Investments, Inc.
Jennifer E. Goff, President
511 Congress Street
Portland, Maine 04101

Investment Sub-Adviser:
-----------------------
Gouws Capital Management, Inc.
511 Congress Street
Portland, Maine 04101

Distributor:
------------
CW Fund Distributors, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354

Transfer Agent:
---------------
Countrywide Fund Services, Inc.

P.O. Box 5354
Cincinnati, OH 45201-5354

Custodian:
----------
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


Officers of the Trust:
----------------------
Jennifer E. Goff, President
Robert G. Dorsey, Vice President
Mark J. Seger, Treasurer
John F. Splain, Secretary
Tina D. Hosking, Assistant Secretary
Brian J. Manley, Assistant Secretary



REVEST VALUE FUND
A SERIES OF THE WINTER HARBOR FUND

The REvest Value Fund
STATEMENT OF ADDITIONAL INFORMATION

         The REvest Value Fund (the "Fund") is a professionally-managed series of The Winter Harbor Fund (the "Trust"), a Delaware business trust and an open-end registered investment company.

         The Fund is designed for long-term investors, including those who wish to use its shares as a funding vehicle for certain tax-deferred retirement plans (including Individual Retirement Account ("IRA") plans), and not for investors who intend to liquidate their investments after a short period of time.

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectus for the Fund (dated May XX, 1998). Please retain this document for future reference. The audited financial statements included in the Annual Report to Shareholders of the Fund for the fiscal year ended December 31, 1997, are incorporated herein by reference. To obtain an additional copy of the Fund's Prospectus or Annual Report, please call Investor Information at 1-800-277-5573.

Investment Adviser                             Transfer Agent
Ebright Investments, Inc. ("EII")              Countrywide Fund Services, Inc.

Distributor                                    Custodian
CW Fund Distributors, Inc. ("CW Fund")         Star Bank, N.A.

TABLE OF CONTENTS

                                                                       PAGE
INVESTMENT POLICIES AND LIMITATIONS                                    Open Item
RISK FACTORS AND SPECIAL CONSIDERATIONS                                Open Item
MANAGEMENT OF THE TRUST                                                Open Item
PRINCIPAL HOLDERS OF SHARES                                            Open Item
INVESTMENT ADVISORY SERVICES                                           Open Item
DISTRIBUTOR                                                            Open Item
CUSTODIAN                                                              Open Item
INDEPENDENT ACCOUNTANTS                                                Open Item
PORTFOLIO TRANSACTIONS                                                 Open Item
PRICING OF SHARES BEING OFFERED                                        Open Item
REDEMPTIONS IN KIND                                                    Open Item
TAXATION                                                               Open Item
DESCRIPTION OF THE TRUST                                               Open Item
PERFORMANCE DATA                                                       Open Item

INVESTMENT POLICIES AND LIMITATIONS

         The following investment policies and limitations supplement those set forth in the Fund's Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.


         The Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees ("Board") without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting the Fund.


         The Fund may not, as a matter of fundamental policy:

         1.  Issue any senior securities;

         2. Purchase securities on margin or write call options on its portfolio securities;

         3.  Sell securities short;

         4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its total assets;

         5.  Underwrite the securities of other issuers;

         6. Invest more than 5% of its total assets in the securities of foreign issuers;

         7. Invest in restricted securities or in repurchase agreements which mature in more than seven days;


         8. Invest more than 10% of its net assets in securities without readily available market quotations (i.e., illiquid securities);


         9. Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

         10. Invest more than 25% of its assets in any one industry;

         11. Acquire more than 10% of the outstanding voting securities of any one issuer;

         12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

         13. Purchase or sell commodities or commodity contracts;

         14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Fund may loan up to 5% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

         15. Invest in companies for the purpose of exercising control of management;

         16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

         17. Invest in the securities of other investment companies; or

         18. Purchase any warrants, rights or options, except that the Fund may, if no value is assigned thereto, acquire warrants in units with or attached to debt securities or non-convertible preferred stock.

         The Fund may not, as a matter of operating policy:

         1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

         2. Enter into repurchase agreements with any counterparty other than the custodian of the Fund's assets or having a term of more than seven days.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Fund's Rights as Stockholder

         As noted above, the Fund may not invest in a company for the purpose of exercising control of management. However, the Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if EII or the Board determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that the Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that the Fund could be involved in lawsuits related to such activities. EII will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Fund and the risk of actual liability if the Fund is involved in litigation. However, no guarantee can be made that litigation against the Fund will not be undertaken or liabilities incurred.

         The Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if EII and the Trust's Board determine this to be in the best interests of the Fund's shareholders.

Securities Lending

         The Fund may lend up to 5% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Fund's custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in EII's judgment, the consideration to be earned from such loans would justify the risk.

         EII understands that it is the current view of the staff of the Securities and Exchange Commission that the Fund may engage in such loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) Debt Securities

         The Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Caa by Moody's Investors Service, Inc. or from BB to CCC by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

         The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which the Fund has invested, the security will then be valued in accordance with procedures established by the Board. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the Fund's ability to dispose of lower-rated (high-risk) debt securities.

         Since the risk of default is higher for lower-rated (high-risk) debt securities, EII's research and credit analysis may play an important part in managing securities of this type for the Fund. In considering such investments for the Fund, EII will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. EII's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Foreign Investments

         The Fund may invest up to 5% of its total assets in the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that EII will be able to anticipate these potential events or counter their effects.

         The   considerations   noted  above  are  generally   intensified   for
investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

         American Depositary Receipts (ADRs) are certificates held in trust by a bank or similar financial institution evidencing ownership of shares of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

         ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

         In a repurchase agreement, the Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.


         The Fund may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, Star Bank, N.A, and having a term of seven days or less.


Portfolio Turnover

         The Fund will not trade in securities for short-term profits, but, when circumstances warrant, securities may be sold without regard to the length of time held. For the years ended December 31, 1997, 1996 and 1995, the Fund's predecessor The REvest Growth & Income Fund, a series of The Royce Fund, had portfolio turnover rates of 54%, 64% and 53%, respectively. Higher portfolio turnover rates would increase the Fund's transaction costs, including brokerage commissions.



MANAGEMENT OF THE TRUST

         The following table sets forth certain information as to each Trustee and officer of the Trust:

Name and Address           Position Held with the Trust       Principal Occupations During Past 5 Years

Jennifer E. Goff* (27)     Trustee and President              Ms. Goff has been the President of
511 Congress Street                                           Ebright Investments, Inc. since
Portland, Maine 04101                                         July 1997.  She was its Vice
                                                              President from August 1994 to 1997.  From
                                                              1993 to 1994, Ms. Goff was a Research
                                                              Analyst at Royce & Associates, Inc.
                                                              (formerly Quest Advisory Corp.) in New
                                                              York, New York.

Judith Freyer (49)         Trustee                            Ms. Freyer has for the last five
2000 Market Street                                            years been the Vice President of
Philadelphia, Pennsylvania 19103                              Investments and Treasurer for the
                                                              Board of Pensions of the
                                                              Presbyterian Church (U.S.A.).

Earl Mummert (52)          Trustee                            Mr. Mummert has for the last five
500 Nationwide Drive                                          years been a Vice President for
Harrisburg, Pennsylvania 17110                                Conrad M. Siegel, Inc.

Vincent Phillips (52)      Trustee                            Mr. Phillips has for the last five
179 Belle Forrest Circle                                      years been the President of Phillips
Suite 202                                                     & Company, Inc.
Nashville, Tennessee 37221



Robert G. Dorsey (41)      Vice President                     Mr. Dorsey is President and
312 Walnut Street                                             Treasurer of Countrywide Fund
21st Floor                                                    Services, Inc. ("CFSI")
Cincinnati, OH 45202                                          (a registered transfer agent) and
                                                              Treasurer of Countrywide
                                                              Investments, Inc. ("CII") (a registered
                                                              broker-dealer and investment advisor)
                                                              and Countrywide Financial Services,
                                                              Inc. ("CF") (a financial services
                                                              company and parent of CFSI  and CII and a
                                                              wholly owned subsidiary of Countrywide
                                                              Credit Industries, Inc. ("CCI")). He is


                                       26

                                                              also Vice President of Brundage Story and
                                                              Rose Investment Trust, PRAGMA Investment
                                                              Trust, Markman MultiFund Trust, Dean
                                                              Family of Funds, The  New York State
                                                              Opportunity Funds, Lake Shore Family of
                                                              Funds and Maplewood Investment Trust,
                                                              and Assistant Vice President of Interactive
                                                              Investments, Schwartz Investment Trust,
                                                              The Tuscarora Investment Trust,
                                                              Williamsburg Investment Trust and The
                                                              Gannett Welsh & Kotler Funds (all of which are
                                                              registered investment companies).

Mark J. Seger (36)         Treasurer                          Mr. Seger is Vice President of CF
312 Walnut Street                                             and CFSI.  He is also Treasurer of
21st Floor                                                    Countrywide Investment Trust,
Cincinnati, OH 45202                                          Countrywide Tax-Free Trust, Countrywide
                                                              Strategic Trust, Brundage
                                                              Story and Rose Investment  Trust,  Markman
                                                              MultiFund Trust,  PRAGMA  Investment
                                                              Trust,  Williamsburg  Investment Trust,
                                                              Dean Family of Funds, The New York State
                                                              Opportunity  Funds,  Lake Shore Family of
                                                              Funds and Maplewood  Investment Trust,
                                                              and Assistant  Treasurer of Interactive
                                                              Investments,  The Tuscarora  Investment
                                                              Trust, Schwartz Investment Trust, and The Gannett
                                                              Welsh & Kotler Funds.


John F. Splain (41)        Secretary                          Mr. Splain is Secretary and General
312 Walnut Street                                             Counsel of CFSI, CII and CF. He is
21st Floor                                                    also Secretary of Countrywide
Cincinnati, OH 45202                                          Investment Trust, Countrywide Tax-Free Trust,
                                                              Countrywide  Strategic Trust,  Brundage Story and
                                                              Rose Investment Trust, Markman MultiFund  Trust,
                                                              The Tuscarora  Investment  Trust,  PRAGMA  Investment
                                                              Trust, Williamsburg  Investment  Trust,  Lake  Shore
                                                              Family  of  Funds  and  Maplewood Investment Trust,
                                                              and Assistant Treasurer of Interactive  Investments,
                                                              Schwartz Investment Trust,  Dean Family of Funds,
                                                              The New York State  Opportunity  Funds,

                                       27

                                                              and The Gannett Welsh & Kotler Funds.

Tina D. Hosking (29)       Assistant Secretary                Ms. Hosking is Counsel of CFSI
312 Walnut Street                                             She is also Secretary of the Dean
21st Floor                                                    Family of Funds, The New York
Cincinnati, OH 45202                                          State pportunity Funds, and
                                                              Assistant  Secretary of The Gannett
                                                              Welsh & Kotler  Funds,  Wells Family of Real
                                                              Estate Funds and Lake Shore Family of Funds.

Brian J. Manley (34)       Assistant Secretary                Mr. Manley is Assistant Vice
312 Walnut Street                                             President and Client Services
21st Floor                                                    Manager of CFSI.
Cincinnati, OH 45202

*An "interested person" of the Trust under Section 2(a)(19) of the 1940 Act.

         The Board of Trustees has an Audit Committee, comprised of Judith Freyer and Vincent Phillips. The Audit Committee is responsible for recommending the selection and nomination of independent auditors for the Fund and for conducting post-audit reviews of its financial condition with such auditors.

     The Fund has a Valuation Committee, comprised of Jennifer E. Goff, Judith Freyer, Vincent Phillips and Brian J. Manley. The Valuation Committee assures that securities are valued in accordance with the valuation procedures of the Fund.

         Each Trustee of the Trust (other than Jennifer E. Goff, who is an interested person of the Trust) is paid $500 for each Board meeting attended. Disinterested Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust. The Trust has not adopted any form of retirement plan covering Trustees or officers.


The following table provides the estimated aggregate compensation paid by the Trust to each Trustee. Estimates are presented for the fiscal year ending December 31, 1998.

                           Aggregate                 Pension or Retirement      Total Compensation
                           Compensation              Benefits Accrued as
                                                       Part of Trust
                                                          Expenses
                                                          --------

Jennifer E. Goff*          0                         0                          0
Trustee

Judith Freyer              $1,500                    0                          $1,500
Trustee

Earl Mummert               $1,000                    0                          $1,000
Trustee

Vincent Phillips           $1,500                    0                          $1,500
Trustee

PRINCIPAL HOLDERS OF SHARES

As of June 15, 1998, the following persons were known to the Trust to be the beneficial owners of 5% or more of the outstanding shares of the Fund:

                                             Number            Type of          Percentage of
Name and Address                            of Shares         Ownership         Outstanding Shares
----------------                            ---------         ---------         ------------------


Charles Schwab & Co. Inc.                   413,680            Record            16.50%
Reinvest Account
Attn:  Mutual Fund Department
101 Montgomery Street

San Francisco, CA 94104-4122


The Carlisle Companies                      473,582             Beneficial       18.89%
Defined Benefit Retirement Plan
250 South Clinton Street

Suite 201
Syracuse, NY 13202


Grosky Druckman DiGiacomo                   130,005             Beneficial       5.19%
Clemens Profit Sharing Plan
Fourth & Hathaway Streets
Lebanon, PA 17042


         As of such date, all of the trustees and officers of the Trust as a group owned approximately 0.3% of the Fund's outstanding shares, and all of the directors, officers and employees of the Fund's investment adviser owned approximately 3.7% of the Fund's outstanding shares.

INVESTMENT ADVISORY SERVICES


Investment Adviser

         The Trust's business and affairs are managed under the direction of its Board of Trustees. Ebright Investments, Inc. ("EII"), the Fund's investment adviser, is responsible for the management of the Fund's portfolio of investments, subject to the authority of the Board of Trustees. EII, located at 511 Congress Street, Portland, Maine, is an independent investment advisory firm, founded in 1994 and registered as an investment adviser with the Securities and Exchange Commission. EII was formerly known as Royce, Ebright & Associates, Inc. EII was the investment adviser to The REvest Growth & Income Fund, which commenced operations as a series of The Royce Fund on August 1, 1994. On {OPEN ITEM}, 1998, The REvest Growth & Income Fund ceased to be a series of The Royce Fund and was reorganized into the Fund as the sole series of the Trust. This reorganization consisted of the transfer of all of the assets of The REvest Growth & Income Fund to the Fund in exchange solely for shares of beneficial interest of the Fund, the assumption of all of the liabilities of The REvest Growth & Income Fund and the distribution of shares of the Fund to shareholders of The REvest Growth & Income Fund upon liquidation of The REvest Growth & Income Fund.

     The Fund's portfolio is managed by Jennifer E. Goff, President of EII. She has been a director and a shareholder of EII since its inception. Jennifer succeeded her father, Thomas R. Ebright, as President when Mr. Ebright passed away in 1997. Prior to assuming the office of President, Ms. Goff was Vice President and Assistant Portfolio Manager. During the last five years, Ms. Goff has worked full-time as a security analyst at Royce & Associates, Inc. (formerly Quest Advisory Corp.) and completed her graduate studies in Finance at Columbia University (M.B.A. `96). While Ms. Goff is responsible for EII's investment management activities, EII has entered into a sub-advisory agreement with Gouws Capital Management, Inc. to share resources in growing and managing the Fund.

         As compensation for its services to the Fund, EII is entitled to receive advisory fees equal to 1.00% per annum of the first $50 million of the Fund's average net assets and 0.75% per annum of any additional average net assets over $50 million. These fees are payable monthly from the assets of the Fund. For 1997, the fees paid to EII by The REvest Growth & Income Fund were 1.00% of its average net assets.



         Under the Investment Advisory Agreement, EII (1) determines the composition of the Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (2) provides the Fund with investment advisory, research and related services; (3) furnishes, without expense to the Trust, the services of such members of its organization as may be duly elected executive officers or Trustees of the Trust; and (4) pays all executive officers' salaries and expenses and all expenses incurred in
performing  its  investment   advisory  duties  under  the  Investment  Advisory
Agreement.


         EII furnishes at its own expense all services, facilities and personnel necessary to perform its duties under the Investment Advisory Agreement between the Trust and EII. The Investment Advisory Agreement provides for an initial term of two years from ________, 1998, its effective date, and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by either the vote of a majority of the disinterested Trustees or by vote of a majority of the outstanding voting securities of the Fund.

         The Investment Advisory Agreement is terminable without penalty on 60 days' written notice when authorized either by vote of a majority of the outstanding voting securities of the Fund, by a vote of a majority of the Board or by EII and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that EII shall not be liable for any error of judgment or mistake of law except for willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties and obligations under the Investment Advisory Agreement and applicable law. The Investment Advisory Agreement provides that EII may render services to others.


         The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.


         For the years ended December 31, 1997, 1996 and 1995, EII received advisory fees from The REvest Growth & Income Fund of $447,437, $375,493 and $320,761, respectively.

Investment Sub-adviser

         EII has retained Gouws Capital Management, Inc. ("GCMI") to provide investment sub-advisory and marketing support services to the Fund. GCMI, located at 511 Congress Street, Portland, Maine, is an independent investment advisory firm, founded in 1984 and registered as an investment adviser with the Securities and Exchange Commission. GCMI's principal and President, Johann H. Gouws, is not engaged in any other business or profession other than his involvement in establishing Acadia Trust, N.A. ("AT"), an affiliated trust company. GCMI provides investment advisory services to AT, who acts as a custodian for the majority of GCMI's approximately $800 million in client assets. GCMI has a value orientation and emphasizes in-depth fundamental analysis and company visitation similar to EII.


         Although EII alone will determine the investments that will be purchased, retained or sold by the Fund, GCMI will assist EII in such determinations. GCMI will also, at the direction of EII, be responsible for placing purchase and sell orders for investments with broker-dealers, and for other related transactions.

GCMI has agreed to provide services in accordance with the Fund's investment objectives, policies and restrictions.

     Directly assisting EII with the portfolio management of the Fund will be Jan F. Macleod, a Vice President and Director of Research for GCMI. Prior to joining GCMI in 1996, Ms. Macleod was with Ram Trust Services in Portland, Maine. Ms. Macleod received her M.B.A. from the University of Chicago in Chicago, Illinois. Gregg A. Marston will also directly assist EII. Mr. Marston is a Senior Vice President for GCMI and the sole manager of GCMI's Small Cap Value common trust. Mr. Marston received his B.S. from the University of Vermont in Burlington, Vermont.


         As compensation for its services to the Fund, GCMI is entitled to receive sub-advisory fees from EII equal to one-half the net profit (net profit shall mean the advisory fee paid to EII minus all of EII's expenses, including Ms. Goff's salary and benefits, and the preferential distribution). GCMI is also entitled to a preferential distribution equal to Ms. Goff's salary and benefits. Concurrent with the reorganization of the Fund and as compensation for their part in AT's paying half the expenses incurred in the reorganization, two of the principals of AT, Johann H. Gouws and Richard E. Curran, Jr. will receive forty-eight percent (48%) of the outstanding voting common stock of EII. Ms. Goff and her sister, Ellen E. Carlton, will own the remaining fifty-two percent (52%) of the outstanding voting common stock of EII.

         GCMI furnishes at its own expense all services, facilities and personnel necessary to perform its duties under the Sub-advisory Agreement between EII and GCMI. The Sub-advisory Agreement provides for an initial term of two years from ________, 1998, its effective date, and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by either the vote of a majority of the disinterested Trustees or by vote of a majority of the outstanding voting securities of the Fund.

         The Sub-advisory Agreement is terminable without penalty on 60 days' written notice when authorized either by vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Board, or by EII on not less than 120 days' written notice, and will automatically terminate in the event of its assignment or upon termination of the Advisory Agreement. The Sub-advisory Agreement also provides that GCMI shall not be liable for any error of judgment or mistake of law except for willful misfeasance, bad faith or gross negligence in the performance of its duties and obligations under the Sub-advisory Agreement and applicable law. The Sub-advisory Agreement provides that GCMI may render services to others.



ADMINISTRATOR


         Countrywide Fund Services, Inc. ("Countrywide") located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as administrator to the Fund.
Countrywide  is  a  wholly-owned   indirect  subsidiary  of  Countrywide  Credit
Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Countrywide is responsible for the calculation of the Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services. As compensation, the Fund shall pay Countrywide a monthly fee at the annual rate of .09% of the Fund's average daily net assets up to $100 million; .075% of such assets from $100 million to $200 million; and
 .05% of such assets in excess of $200 million. However, Countrywide shall be paid at least $2,000 per month for its services for each series of the Fund.


DISTRIBUTOR

         CW Fund Distributors, Inc. ("CW Fund") located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, acts as distributor of the Fund's shares. EII may pay unaffiliated broker-dealers who introduce investors to the Fund and provide certain administrative services to those of their customers who are Fund shareholders, up to .25% of the assets invested in the Fund by their customers. Any such arrangements will be obligations of EII and not of the Fund or CW Fund.

CUSTODIAN

         Star Bank, N.A. ("Star Bank") is the custodian for the securities, cash and other assets of the Fund. The Trust has authorized Star Bank to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. Star Bank's main office is at 425 Walnut Street, M/L 6118, 6th Floor, Cincinnati, Ohio 45202.

TRANSFER AGENT

         Countrywide is the transfer agent and dividend disbursing agent for the Fund's shares. It does not participate in the Fund's investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by Countrywide at 312 Walnut Street, 21st Floor, Cincinnati, OH 45202.

INDEPENDENT ACCOUNTANTS


         PricewaterhouseCoopers L.L.P., whose address is 100 East Broad Street, Ste. 2100, Columbus, Ohio 43215-3671 are the independent accountants of the Fund.


PORTFOLIO TRANSACTIONS

         EII is responsible for selecting the brokers who, as agents for the Fund, effect the purchases and sales of the Fund's portfolio securities. No broker is selected to effect a securities transaction for the Fund unless such broker is believed by EII to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, EII generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. EII determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by EII upon the brokerage and/or research services provided by such broker.


         EII and GCMI are authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under their respective advisory agreements for the Fund, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

         EII and GCMI may also direct that the Fund's brokerage business be placed with firms which promote the sale of the Fund's shares, consistent with achieving the best price and execution. In no event will the Fund's brokerage business be placed with CW Fund.

         GCMI, under the direction of EII, will place purchase and sale orders for the Fund's portfolio securities with broker-dealers that have been pre-approved by EII., EII is not obligated to reimburse GCMI for any additional out-of-pocket costs and expenses incurred by GCMI in rendering this service. Even though investment decisions for the Fund are made by EII independently from those made by GCMI for GCMI's managed accounts, securities of the same issuer may be purchased, held or sold by more than one of such accounts. When the Fund and one or more of GCMI's managed accounts are simultaneously engaged in the purchase or sale of the same security, GCMI will seek to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. In some cases, these procedures may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

         For the years ended December 31, 1997, 1996 and 1995, the Fund's predecessor, The REvest Growth & Income Fund, paid brokerage commissions of $95,045, $87,201 and $120,802, respectively. For the same periods, the aggregate amounts of brokerage transactions of the Fund having a research component were $20,281,837, $21,876,925 and $23,404,622, respectively, and the amounts of commissions paid by the Fund for such transactions were $55,612, $66,890 and $87,718, respectively.


         The REvest Growth & Income Fund did not acquire any securities of its regular brokers and dealers, as defined in the 1940 Act, or of their parents, during the year ended December 31, 1997.

PRICING OF SHARES BEING OFFERED

         The purchase and redemption price of the Fund's shares is based on its current net asset value per share. See "Net Asset Value Per Share" in the Fund's Prospectus.

         As set forth under "Net Asset Value Per Share," the Fund's custodian determines the net asset value per Fund share at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEMPTIONS IN KIND

         It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

TAXATION

         The Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

         By so qualifying, the Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.


         If the Fund were to be unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a RIC in any year, the Fund would be subject to tax in such year on all of its taxable income, whether or not the Fund made any distributions to shareholders. To qualify again as a RIC in a subsequent year, the Fund would be required to distribute to shareholders as an ordinary income dividend, its earnings and profits attributable to non-RIC years (less any interest charge hereinafter described), and also would be required to pay to the Internal Revenue Service ("IRS") an interest charge on 50% of such earnings and profits. In addition, if the Fund failed to qualify as a RIC for a period greater than one taxable year, then, except as provided in regulations to be promulgated, the Fund would be required to recognize and pay tax on any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

         A non-deductible 4% excise tax will be imposed on the Fund to the extent that it does not distribute (including by declaration of certain dividends), during each calendar year, (1) 98% of its ordinary income for such calendar year, (2) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (3) certain other amounts not distributed in previous years. To avoid the application of this tax, the Fund will endeavor to distribute substantially all of its ordinary income and capital gain net income during the calendar year in which such income is earned and such gains are recognized.

         The Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to the Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to the Fund's investments in foreign securities, such regulations could restrict the Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

         Income earned or received by the Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce the Fund's cash available for distribution to shareholders. It is currently anticipated that the Fund will not be eligible to elect to "pass through" such taxes to its shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

         If the Fund invests in stock of a so-called passive foreign investment company ("PFIC"), it may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

         The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

         Investments of the Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, if the Fund were to acquire securities issued at a discount, the Fund would be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Distributions

         For Federal income tax purposes, distributions by the Fund from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term or long-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations and to an amount so designated by the Fund. The dividends received deduction for corporate shareholders may be further reduced or eliminated if the shares with respect to which dividends are received by the Fund are treated as debt-financed or are deemed to have been held for fewer than 46 days, or under other generally applicable statutory limitations.


         So long as the Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gains, whether received in cash or reinvested in shares and regardless of how long a shareholder has held his or its Fund shares. Such distributions are not eligible for the dividends received deduction. Long-term capital gains of non-corporate shareholders, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income. Such long-term capital gains are generally taxed at maximum marginal rates of either 28% or 20% depending in part on the holding period for the Fund's investments which generated the related gains.


         Distributions by the Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (and, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

         A distribution will be treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions will be taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such distributions would be taxable to the shareholders in the taxable year in which they were actually made by the Fund.

         The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

Back-up Withholding/Withholding Tax

         Under the Code, certain non-corporate shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the Trust is required to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the Internal Revenue Service that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

         Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities will be subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States consequences to them of investing in the Fund.

Timing of Purchases and Distributions

         At the time of an investor's purchase, the Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution as they will receive a distribution that is taxable to them.

Sales or Redemptions of Shares

         Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. For taxable dispositions of shares after July 28, 1997, gains for non-corporate shareholders will be taxed at a maximum Federal rate of 20% (long-term rate) for shares held more than 18 months; 28% (mid-term rate) for shares held for more than 12 months but for 18 months or less; and 39.6% (short-term rate) for shares held for 12 months or less. For regular corporations, the maximum Federal rate on all income is 35%. A loss will be disallowed to the extent that the shares disposed of are replaced (including by receiving shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received with respect to such shares.

         The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes.

         Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

DESCRIPTION OF THE TRUST

Trust Organization

         The Trust was organized on June 25, 1997 as a Delaware business trust. The Fund is a successor by reorganization to The REvest Growth & Income Fund, which was a series of The Royce Fund, a Delaware business trust. The reorganization was effected on XXXXXXXX, 1998 under an Agreement and Plan of Reorganization pursuant to which the assets and liabilities of The REvest Growth & Income Fund were transferred into the Trust, with the Fund becoming the sole series of the Trust and Royce, Ebright & Associates, Inc. (renamed "Ebright Investments, Inc.") continuing as investment adviser. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of the Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's offices at 511 Congress Street, Portland, Maine 04101.

         The Trust has an unlimited authorized number of shares of beneficial interest (no par value), which may be divided into an unlimited number of series and/or classes without shareholder approval. (The Fund presently has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

         Each of the Trustees currently in office were elected by the Trust's predecessor's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of such Trustees remain in office, at which time the Trustees will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

         Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

         Shareholder Liability

         Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to shareholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (1) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (2) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

PERFORMANCE DATA

         The Fund's performance may be quoted in various ways. All performance information supplied for the Fund is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

Total Return Calculations

         Total returns quoted reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

         In addition to average annual total returns, the Fund's cumulative total return, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results


         The following table shows the total returns for the periods indicated for the Fund's predecessor The REvest Growth & Income Fund, a series of The Royce Fund. Such total returns reflect all income earned, realized and unrealized appreciation or depreciation of its investments assets and expenses incurred by the Fund for the stated periods. The table compares the Fund's total returns to the records of the Russell 2000 Index ("Russell 2000") and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") over the same periods. The comparison to the Russell 2000 shows how the Fund's total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Fund's total returns compared to the record of a broad average of common stock prices. The Fund had the ability to invest in securities not included in the indices, and its investment portfolio may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Fund, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

                                            YEAR              3 YEARS           8/1/94*
                                            ENDED             ENDED             TO
                                            12/31/97          12/31/97          12/31/97
                                            --------          --------          --------
REvest average annual total return          23.5%             20.6              16.9%
S&P 5001 average annual total return        33.4%             31.3%             27.5%
Russell 20002 average annual total return   22.4%             22.3%             20.5%

         A hypothetical $10,000 initial investment in the Fund on August 1, 1994 (commencement of operations) through December 31, 1997 would have grown to $17,047 assuming all distributions were reinvested.

         The Fund's performance may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors and ranks the performance of registered investment companies. Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

         1The S&P 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

         2The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return based on price appreciation or depreciation and includes dividends.

         * Commencement of Operations - August 1, 1994

         EII may, from time to time, compare the performance of common stocks, especially small and medium capitalization stocks, to the performance of other forms of investment over periods of time.

         From time to time, in reports and promotional literature, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

         The Fund's performance may also be compared to those of other compilations or indices.

         Advertising for the Fund may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

         The Fund may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements

                           Prospectus:
                           The  REvest  Growth and Income  Fund --  Schedule  of
                           Investments at December 31, 1997 (Incorporated by reference from the Fund's Annual Report for the year ended December 31, 1997); The REvest Growth & Income Fund -- Statement of Changes in Net Assets for the years ended December 31, 1996 and December 31, 1997 (Incorporated by reference from the Fund's Annual Report for the year ended December 31, 1997); The REvest Growth & Income Fund -- Statement of Operations for the year ended December 31, 1997 (Incorporated by reference from the Fund's Annual Report for the year ended December 31, 1997); The REvest Growth & Income Fund -- Financial Highlights for the years ended December 31, 1997, 1996 and 1995 and the period ended December 31, 1994 (Incorporated by reference from the Fund's Annual Report for the year ended December 31, 1997); The REvest Growth & Income Fund -- Notes to Financial Statements and Report of Independent Accountants dated February 10, 1998 (Incorporated by reference from the Fund's Annual Report for the year ended December 31, 1997); Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.


                           Statement of Additional Information: n/a

         (b)      Exhibits:


                  (1) Trust Instrument of Registrant, dated June 25, 1997, as amended July 10, 1997 (see note).


                  (2)      Not Applicable.

                  (3)      Not Applicable.

                  (4) Sections 2.02, 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

                           SECTION 2.02 ISSUANCE OF SHARES. Subject to applicable law, the Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares, in addition to the then issued and Outstanding Shares and Shares held in the treasury, to such party or parties and for such amount and type of consideration, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in the treasury. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole Shares and/or 1/1,000th of a Share or integral multiples thereof.

                           SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by that holder's agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees or Transfer Agent. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                           SECTION 2.06 ESTABLISHMENT OF SERIES OR CLASS. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees may divide the Shares of any Series into Classes. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series, to establish and designate and to change in any manner any such Series or Class and to fix such preferences, voting powers, rights and privileges of such Series or Classes as the Trustees may from time to time determine, to divide or combine the Shares or any Series or Classes into a greater or lesser number, to classify or reclassify any issued Shares of any Series or Classes into one or more Series or Classes, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series or Class shall be effective when specified in the resolution of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class.

                           All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series or Classes, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series and each Class, except as the context otherwise requires.

                           Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series subject to Section 2.08 and the preferences, rights and privileges of each Class of that Series. Each holder of Shares of a Series or Class thereof shall be entitled to receive the holder's pro rata share of all distributions made with respect to such Series or Class thereof. Upon redemption of Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

                           Each Series and Class thereof of the Trust and their attributes will be set forth in Annex A to this Trust Instrument.


                  (5) (a) Form of Investment Advisory Agreement between Registrant and Ebright Investments, Inc. (see note).

                           (b) Form of Investment Sub-advisory Agreement between Ebright Investments, Inc. and Gouws Capital Management, Inc. (see note).

                  (6) Form of Underwriting Agreement between Registrant and CW Fund Distributors, Inc. (see note).


                  (7)      None.


                  (8) (a) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between Registrant and Countrywide Fund Services, Inc. (see note).

                           (b) Form of Custody Agreement between Registrant and Star Bank, N.A. (see note).

                  (9) Form of Administration Agreement between Registrant and Countrywide Fund Services, Inc. (see note).

                  (10)     Opinion of Counsel to Registrant (filed herewith).

                  (11) Consent of PricewaterhouseCoopers LLP dated July 13, 1998 (filed herewith).

                  (12)     None.

                  (13)     Not Applicable.

                  (14)     Not Applicable.

                  (15)     None.

                  (16)     None.

                  (17)     None.

                  (18)     Not Applicable.

                  Other Exhibits:

                           Power of Attorney of Jennifer E. Goff (see note). Power of Attorney of Judith Freyer (see note).
                           Power of Attorney of Earl Mummert (see note). Power of Attorney of Vincent Phillips (see note).

         ---------------

         Note:

         Exhibit incorporated by reference as filed via EDGAR on initial registration statement dated May 28, 1998 accession number 0001004402-98-000317.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         There are no persons directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

           ------------------------------------------------------------------------- --------------------------------
           Title of Fund                                                                 Number of Recordholders
                                                                                           as of June 15, 1998
           ------------------------------------------------------------------------- --------------------------------

           ------------------------------------------------------------------------- --------------------------------
           The REvest Value Fund                                                                   526
           ------------------------------------------------------------------------- --------------------------------


ITEM 27.  INDEMNIFICATION

         (a) Article X of the Declaration of Trust of the Registrant provides as follows:

         ARTICLE X
         LIMITATION OF LIABILITY AND INDEMNIFICATION

         LIMITATION OF LIABILITY

                  "Section 10.01 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person other than the Trust or beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder."

         INDEMNIFICATION

                  "Section 10.02 Indemnification. (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

                  (d)  Expenses  in   connection   with  the   preparation   and
                  presentation  of a  defense  to any  claim,  action,  suit  or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under
                  Section 10.02."

        (b)(1) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Ebright Investments, Inc. provides as follows:

                  "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to the Series for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser for the Series, and the Series shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or the Series or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser for the Series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to the Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

                  Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion."

         (b)(2) Paragraph 7 of the Investment Sub-Advisory Agreement by and between Ebright Investments, Inc. ("EII") and Gouws Capital Management, Inc. ("Sub-Adviser") provides as follows:

                  "7. Limitation of Liability. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series, the Trust or its shareholders or by EII in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties and obligations under this Agreement and applicable law."

                   (c) Paragraphs 8 and 9 of the Distribution  Agreement made by and between the Registrant and CW Fund Distributors, Inc. provides as follows:

                  "8.      INDEMNIFICATION OF TRUST.

                           Underwriter agrees to indemnify and hold harmless the
                  Trust and each person who has been, is, or may hereafter be a trustee, officer, employee, shareholder or control person of the Trust, against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Underwriter or any agent or employee of Underwriter or any other person for whose acts Underwriter is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust. Underwriter likewise agrees to indemnify and hold harmless the Trust and each such person in connection with any claim or in connection with any action, suit or proceeding which arises out of or is alleged to arise out of Underwriter's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares. The term "expenses" for purposes of this and the next paragraph includes amounts paid in satisfaction of judgments or in settlements which are made with Underwriter's consent. The foregoing rights of indemnification shall be in addition to any other rights to which the Trust or each such person may be entitled as a matter of law.

                  9.       INDEMNIFICATION OF UNDERWRITER.

                           The  Trust  agrees  to  indemnify  and hold  harmless
                  Underwriter and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Underwriter against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of any of such persons in the performance of Underwriter's duties or from the reckless disregard by any of such persons of Underwriter's obligations and duties under this Agreement. The Trust will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification. Any person employed by

                  Underwriter who may also be or become an officer or employee of the Trust shall be deemed, when acting within the scope of his employment by the Trust, to be acting in such employment solely for the Trust and not as an employee or agent of Underwriter."

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Ebright Investments, Inc.

     The description of Ebright Investments, Inc. under the caption "Management of the Trust" in the Prospectus and Statement of Additional Information are incorporated by reference herein.

-------------------------------------- --------------------------------------- --------------------------------------
Name                                   Title                                   Business Connection
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Jennifer E. Goff                       President, Director                     Ebright Investments, Inc.
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Ellen E. Carlton                       Vice President Director                 Ebright Investments, Inc.
                                       --------------------------------------- --------------------------------------
                                       Auditor                                 O'Neil Hagaman
                                                                               1025 16th Avenue South, Ste 202
                                                                               Nashville, Tennessee 37212
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Joyce Marie Ebright                    Director                                Ebright Investments, Inc.
                                       --------------------------------------- --------------------------------------
                                       Manager                                 Ebright Properties Limited
                                                                               50 Portland Pier
                                                                               Portland, Maine 04101
-------------------------------------- --------------------------------------- --------------------------------------

(b)      Gouws Capital Management, Inc..

     The description of Gouws Capital Management, Inc. ("GCMI") under the caption "Management of the Trust" in the Prospectus and Statement of Additional Information are incorporated by reference herein.

-------------------------------------- --------------------------------------- --------------------------------------
Name                                   Title                                   Business Connection
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Johann Hendrikus Gouws                 President                               GCMI
                                       --------------------------------------- --------------------------------------
                                       Chairman                                Acadia Trust, N.A.
                                                                               511 Congress Street
                                                                               Portland, Maine 04101
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Richard E. Curran, Jr.                 Senior Vice President                   GCMI
                                       --------------------------------------- --------------------------------------
                                       President                               Acadia Trust, N.A.
                                                                               511 Congress Street
                                                                               Portland, Maine 04101
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Cass Augustus Gilbert                  Senior Vice President                   GCMI
                                       --------------------------------------- --------------------------------------
                                       Auditor                                 Acadia Trust, N.A.
                                                                               511 Congress Street
                                                                               Portland, Maine 04101
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Frank Edward Kemma, Jr.                Senior Vice President                   GCMI
                                       --------------------------------------- --------------------------------------
                                       Senior Vice President                   Acadia Trust, N.A.
                                                                               511 Congress Street
                                                                               Portland, Maine 04101
-------------------------------------- --------------------------------------- --------------------------------------

                                       46

-------------------------------------- --------------------------------------- --------------------------------------
Michael J. LePage                      Vice President                          GCMI
                                       --------------------------------------- --------------------------------------
                                       Vice President                          Acadia Trust, N.A.
                                                                               511 Congress Street
                                                                               Portland, Maine 04101
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Jan Foster MacLeod                     Vice President, Director of Research    GCMI
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
Gregg Allen Marston                    Senior Vice President                   GCMI
                                       --------------------------------------- --------------------------------------
                                       Vice President                          Acadia Trust, N.A.
                                                                               511 Congress Street
                                                                               Portland, Maine 04101
-------------------------------------- --------------------------------------- --------------------------------------

-------------------------------------- --------------------------------------- --------------------------------------
John Lester Simpson                    Senior Vice President                   GCMI
                                       --------------------------------------- --------------------------------------
                                       Senior Vice President                   Acadia Trust, N.A.
                                                                               511 Congress Street
                                                                               Portland, Maine 04101
-------------------------------------- --------------------------------------- --------------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         Not Applicable.  The Fund does not have any principal underwriters.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

                  The Winter Harbor Fund
                  511 Congress Street
                  Portland, Maine 04101

                  Star Bank, N.A.
                  425 Walnut Street
                  Cincinnati, OH 45202


ITEM 31.  MANAGEMENT SERVICES

         Star Bank, N.A. a national banking association incorporated under the laws of the United States of America ("Star Bank"), provides certain management-related services to the Registrant pursuant to a Custodian Contract made as between the Registrant and Star Bank. Under such Custodian Contract, Star Bank, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and Star Bank, N.A. All of these services are rendered pursuant to instructions received by Star Bank from the Registrant in the ordinary course of business.

         Registrant shall pay the following fees to Star Bank for services rendered pursuant to the Custodian Contract:

                  I.       Portfolio Transaction Fees:

                           a.       For each repurchase agreement transaction            $7.00
                           b.       For each portfolio transaction processed
                                    through DTC of Federal Reserve                       $9.00
                           c.       For each portfolio transaction processed
                                    through Star Bank's New York Custodian              $25.00
                           d.       For each GNMA/Amortized Security Purchase           $16.00
                           e.       For each GNMA Princ./Int. Paydown, GNMA Sales        $8.00
                           f.       For each option/future contract written,
                                    exercised or expired                                $40.00
                           g.       For each Cedel/Euro clear transaction               $80.00
                           h.       For each disbursement (Fund expenses only)           $5.00

                  II.      Market Value Fee:

                           BASED UPON AN ANNUAL RATE OF:      MILLION
                           .0002 on First                     $50
                           .00015 on Next                     $150
                           .00010 on                          Balance

                  III.     Monthly Minimum Fee (per fund)                $300.00

ITEM 32.  UNDERTAKINGS

         Registrant hereby undertakes to furnish each person to whom a prospectus for any series of the Registrant is delivered with a copy of the latest annual report to shareholders of such series upon request and without charge.

         Registrant hereby undertakes to call a special meeting of the Registrant's shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, and State of Maine on the 13th day of July, 1998.

                                               The Winter Harbor Fund

                                               Jennifer E. Goff*
                                               President

                                               *By:/s/   Max Berueffy
                                                  -----------------------------
                                                        Max Berueffy,
                                                        Attorney in Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons on the 13th day of July, 1998


(a)      Jennifer E. Goff*                                         President

         *By:/s/Max Berueffy
          --------------------------------
                 Max Berueffy,
                 Attorney in Fact

(b)      Mark J. Seger*                                            Treasurer

         *By: /s/ Max Berueffy
         ---------------------------------
                 Max Berueffy
                 Attorney in Fact

(c)      A majority of the Trustees

         Jennifer E. Goff*                                         Trustee
         Judith Freyer*                                            Trustee
         Earl Mummert*                                             Trustee
         Vincent Phillips*                                         Trustee

         *By: /s/ Max Berueffy
         --------------------------------
                 Max Berueffy,
                 Attorney in Fact

                               INDEX TO EXHIBITS


Exhibit
-------

(10)      Opinion of Counsel to Registrant

(11)      Consent of PricewaterhouseCoopers LLP dated July 13, 1998.